Employee benefit plans - Pension Plan Investment Assets on Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Funds of funds (a)
Defined Benefit Plan Disclosure [Line Items]
Investment redemption, frequency	monthly	monthly
Funds of funds (a) | Minimum
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	30 days	30 days
Funds of funds (a) | Maximum
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period		45 days
Assets measured at fair value on a recurring basis | United States
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 5,364	$ 5,046
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	5,141	4,810
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	986	936
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	515	392
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	128	141
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	635	535
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,520	2,456
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	184	184
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	61	65
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | Non-U.S. government
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	26	21
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	34	33
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	43	40
Assets measured at fair value on a recurring basis | United States | Level 1, 2 and 3 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	9	7
Assets measured at fair value on a recurring basis | United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,691	1,520
Assets measured at fair value on a recurring basis | United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	986	936
Assets measured at fair value on a recurring basis | United States | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	515	392
Assets measured at fair value on a recurring basis | United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 1 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 1 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	181	184
Assets measured at fair value on a recurring basis | United States | Level 1 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 1 | Non-U.S. government
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	1
Assets measured at fair value on a recurring basis | United States | Level 1 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 1 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	9	7
Assets measured at fair value on a recurring basis | United States | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3,450	3,290
Assets measured at fair value on a recurring basis | United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	128	141
Assets measured at fair value on a recurring basis | United States | Level 2 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	635	535
Assets measured at fair value on a recurring basis | United States | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,520	2,456
Assets measured at fair value on a recurring basis | United States | Level 2 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3	0
Assets measured at fair value on a recurring basis | United States | Level 2 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	61	65
Assets measured at fair value on a recurring basis | United States | Level 2 | Non-U.S. government
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	26	20
Assets measured at fair value on a recurring basis | United States | Level 2 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	34	33
Assets measured at fair value on a recurring basis | United States | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	43	40
Assets measured at fair value on a recurring basis | United States | Level 2 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | Non-U.S. government
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | Level 3 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | United States | NAV | Funds of funds (a)
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	220	232
Assets measured at fair value on a recurring basis | United States | NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3	4
Assets measured at fair value on a recurring basis | Foreign
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,062	971
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	972	888
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	637	588
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	179	144
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3 | Sovereign/government obligation funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	137	139
Assets measured at fair value on a recurring basis | Foreign | Level 1, 2 and 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	19	17
Assets measured at fair value on a recurring basis | Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	19	17
Assets measured at fair value on a recurring basis | Foreign | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 1 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 1 | Sovereign/government obligation funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	19	17
Assets measured at fair value on a recurring basis | Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	953	871
Assets measured at fair value on a recurring basis | Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	637	588
Assets measured at fair value on a recurring basis | Foreign | Level 2 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	179	144
Assets measured at fair value on a recurring basis | Foreign | Level 2 | Sovereign/government obligation funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	137	139
Assets measured at fair value on a recurring basis | Foreign | Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3 | Sovereign/government obligation funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Assets measured at fair value on a recurring basis | Foreign | NAV | Other assets measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 90	$ 83